Loans Payable	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Loans Payable
8.	LOANS PAYABLE
On September 10, 2021, the Company entered into a Master Loan and Security Agreement (“Loan Agreement”) whereby the Company borrowed $235,000 to purchase production and test equipment (see Note 5 – Property and Equipment).
The Loan Agreement ha
d
 a term of 36 months commencing September 13, 2021. The Loan Agreement accrue
d
 interest at 5.84% per annum with monthly payments (principal and interest) being made on the 1 st
of each month, beginning October 1, 2021. As part of the agreement, the Company granted the lender first priority interest on the equipment it purchased. The loan was repaid on September 19, 2024 with the first priority interest being removed.
Below is a breakdown of loan balance as at December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023
Balance, beginning	$62,709	$142,127
Loan repayment	(62,651)	(79,441)
Foreign exchange adjustment	(58)	23

Balance, ending	$—	$62,709

Current portion	$—	$62,709
Non-current portion	$—	$—